Shares (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of common shares issued and outstanding
Issued and outstanding:

	Voting common shares	Treasury shares	Common shares outstanding, net of treasury shares
Issued and outstanding at December 31, 2012	36,251,006	—	36,251,006
Issued upon exercise of stock options	295,230	—	295,230
Retired through Share Purchase Program	(1,800,000)	—	(1,800,000)
Issued and outstanding at December 31, 2013	34,746,236	—	34,746,236
Issued upon exercise of stock options	385,880	—	385,880
Issued upon exercise of senior executive stock options	291,800	—	291,800
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 22(d(ii)), 22(e) and 22(f(ii)))	—	(589,892)	(589,892)
Retired through Share Purchase Program (note 17(c))	(500,000)	—	(500,000)
Issued and outstanding at December 31, 2014	34,923,916	(589,892)	34,334,024
Issued upon exercise of stock options	30,080	—	30,080
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 22(d(ii)), 22(e) and 22(f(ii)))	—	(687,314)	(687,314)
Settlement of certain equity classified stock-based compensation	—	20,403	20,403
Retired through Share Purchase Programs (note 17(c))	(1,803,715)	—	(1,803,715)
Issued and outstanding at December 31, 2015	33,150,281	(1,256,803)	31,893,478

Schedule of net (loss) income per share
Net (loss) income per share

Year ended December 31,	2015	2014	2013
Net loss from continuing operations	$(7,470)	$(697)	$(18,047)
Net loss (income) from discontinued operations	—	(472)	87,231
Net (loss) income	$(7,470)	$(1,169)	$69,184

Weighted average number of basic common shares	32,758,088	35,014,418	36,269,996
Dilutive effect of stock options and treasury shares	—	—	342,957
Weighted average number of diluted common shares	32,758,088	35,014,418	36,612,953

Basic per share information
Net loss from continuing operations	$(0.23)	$(0.02)	$(0.50)
Net loss (income) from discontinued operations	—	(0.01)	2.41
Net (loss) income	$(0.23)	$(0.03)	$1.91

Diluted per share information
Net loss from continuing operations	$(0.23)	$(0.02)	$(0.50)
Net loss (income) from discontinued operations	—	(0.01)	2.39
Net (loss) income	$(0.23)	$(0.03)	$1.89